5. Property Plant and Equipment, net (Details) - USD ($)	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Accumulated depreciation	$ (387,324)	$ (309,975)	$ (156,813)
Property and equipment, net	439,716	441,141	224,824
Computer and Technology Equipment [Member]
Property and equipment, gross	80,307	61,910	37,366
Furniture and Fixtures [Member]
Property and equipment, gross	31,178	30,162	24,825
Leasehold Improvements [Member]
Property and equipment, gross	164,072	143,215	143,215
Vehicles [Member]
Property and equipment, gross	132,875	132,875	149,028
Software [Member]
Property and equipment, gross	268,345	233,783	6,550
Research and Development Assets [Member]
Property and equipment, gross	84,031	84,031	0
Other Equipment [Member]
Property and equipment, gross	$ 66,232	$ 65,140	$ 20,653